Supplemental consolidated statements of income information (Tables)	12 Months Ended
Mar. 31, 2015
Text Block [Abstract]
Components of Other Operating (Income) Expense, Net

Other operating (income) expense, net is comprised of the following:

	Yen in millions
	March 31
	2013	2014	2015
Gain on sale of the U.S. headquarters building*1	(65,516)	(5,462)	(5,991)
Gain on sale of Sony City Osaki*1	(42,322)	(4,914)	(4,914)
Gain on sales of music publishing catalog in Pictures segment	—	(10,307)	(1,871)
(Gain) loss on sale, remeasurement, and issuance of M3 shares*2	(122,160)	(13,758)	113
(Gain) loss on sale of interests in subsidiaries and affiliates, net*3	(10,399)	(7,753)	1,716
(Gain) loss on sale, disposal or impairment of assets, net*3,4	5,178	90,860	192,605

	(235,219)	48,666	181,658

*1	Refer to Note 8.

*2	Refer to Note 5.

*3	Refer to Note 25.

*4	Refer to Notes 9, 13 and 19.